Debt (Details)												2 Months Ended	6 Months Ended
	Jun. 05, 2026 USD ($)	May 22, 2026 USD ($)	May 07, 2026 USD ($) $ / shares	Aug. 30, 2023 USD ($)	Jul. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	May 30, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 30, 2023 USD ($)	Dec. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2026 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares
Debt [Line Items]
Principal amount													$ 20,000,000
Convertible promissory notes outstanding												$ 17,400,000	$ 17,400,000
Common stock, par value (in Dollars per share) | $ / shares												$ 0.0001	$ 0.0001	$ 0.0001
Additional in convertible debentures			$ 74,200,000
Purchase price per share (in Dollars per share) | $ / shares												$ 1.86	$ 1.86
Percentage of volume-weighted average price												95.00%	95.00%
Consecutive trading days													5
Percentage of beneficial ownership limitation													4.99%
Percentage of payment premium and accrued and unpaid interest													5.00%
Fair value of outstanding convertible debentures													$ 17,400,000
Loan facilities	$ 400,000,000	$ 644,000,000										$ 1,400,000,000
Related Party [Member]
Debt [Line Items]
Convertible promissory notes – related party												$ 2,300,000	$ 2,300,000
Convertible promissory notes outstanding
Yorkville Advisors Global, LP [Member]
Debt [Line Items]
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001
Purchase price per share (in Dollars per share) | $ / shares			$ 97
One Promissory Notes [Member
Debt [Line Items]
Principal amount									$ 100,000		$ 800,000
Two Promissory Notes [Member]
Debt [Line Items]
Principal amount								$ 100,000		$ 800,000
Three Promissory Notes [Member
Debt [Line Items]
Principal amount							$ 100,000
Four Promissory Notes [Member
Debt [Line Items]
Principal amount						$ 100,000
Five Promissory Notes [Member
Debt [Line Items]
Principal amount					$ 100,000
Six Promissory Notes [Member]
Debt [Line Items]
Principal amount				$ 100,000
Promissory Notes [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share) | $ / shares												$ 10	$ 10
Convertible Debentures [Member]
Debt [Line Items]
Principal amount			$ 20,000,000
Conversion price per share (in Dollars per share) | $ / shares												$ 12.09	$ 12.09
Convertible promissory notes outstanding												$ 147,945	$ 147,945
Consecutive trading days													5
Convertible Debentures [Member] | Yorkville Advisors Global, LP [Member]
Debt [Line Items]
Principal amount			100,000,000
A Second Convertible Debenture [Member] | Yorkville Advisors Global, LP [Member]
Debt [Line Items]
Principal amount			$ 5,775,000
First Convertible Debenture [Member]
Debt [Line Items]
Maturity date													Nov. 07, 2027
Minimum [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share) | $ / shares												$ 1.86	$ 1.86
Minimum [Member] | First Convertible Debenture [Member]
Debt [Line Items]
Bears interest at an annual rate												5.00%	5.00%
Maximum [Member]
Debt [Line Items]
Conversion price per share (in Dollars per share) | $ / shares												$ 12.09	$ 12.09
Maximum [Member] | First Convertible Debenture [Member]
Debt [Line Items]
Bears interest at an annual rate												18.00%	18.00%